Net income per share (Tables)	6 Months Ended
Sep. 30, 2013
Net income per share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

The following table sets forth the computation of basic net income per share and diluted net income per share for the three and six months ended September 30, 2012 and 2013 respectively:

		Three months ended September 30,
	Note	2012	2013	2013
		RMB	RMB	US$
Numerator:
Net income attributable to the Company's shareholders		24,695	24,904	4,069
Earnings allocated to participating convertible notes	(i)	(491)	(722)	(118)

Net income for basic and diluted net income per share		24,204	24,182	3,951

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		69,860,425	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.34	0.33	0.05
- Diluted	(ii)	0.34	0.33	0.05

		Six months ended September 30,
	Note	2012	2013	2013
		RMB	RMB	US$
Numerator:
Net income attributable to the Company's shareholders		55,788	57,810	9,446
Earnings allocated to participating convertible notes	(i)	(1,813)	(4,417)	(722)

Net income for basic and diluted net income per share		53,975	53,393	8,724

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		71,502,502	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.75	0.73	0.12
- Diluted	(ii)	0.75	0.73	0.12

Notes:

(i)	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the note is convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)	During the three and six months ended September 30, 2012 and 2013, the Company had potentially dilutive ordinary shares of 22,903,454 and 40,521,495 representing shares issuable upon conversion of the Notes (see Note 5), respectively. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.